Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties

Consolidated Balance Sheets	As of June 30, 2017	As of December 31, 2016
Liabilities:
Manager - payments on behalf of the Partnership (a)	$8,678	$15,126
Management fee payable to CSM (b)	978	969
Due to related parties	$9,656	$16,095
Deferred revenue - current (e)	4,372	2,925
Total liabilities	$14,028	$19,020

Consolidated Statements of Comprehensive Income	For the six-month periods ended June 30,
	2017	2016
Revenues (c)	$22,167	$19,203
Voyage expenses	—	189
Vessel operating expenses	5,685	5,301
General and administrative expenses (d)	1,000	1,042

Charter Agreements

Vessel Name	Contracted period of Time Charters in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1.0	09/2015	06/2016	$14.5 ($14.3)
M/T Arionas	1.2	12/2014	01/2016	$15.0 ($14.8)
M/T Arionas	1.0	01/2017	12/2017	$11.0 ($10.9)
M/T Amore Mio II	0.9	08/2016	07/2017	$21.0 ($20.7)
M/T Akeraios	2.0	03/2015	04/2016	$15.6 ($15.4)
M/T Apostolos	2.0	04/2015	01/2016	$15.6 ($15.4)
M/T Anemos I	1.0	06/2015	01/2016	$17.3 ($17.0)
M/T Aristotelis	1.1 to 1.3	12/2015	12/2016	$19.0 ($18.8)
M/T Aristotelis	1.0	01/2017	12/2017	$13.8 ($13.6)
M/T Ayrton II	2.0	02/2016	01/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.6	09/2015	05/2016	$35.0 ($34.6)
M/T Miltiadis M II	0.9	08/2016	07/2017	$25.0 ($24.7)
M/T Amadeus	2.0	06/2015	07/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	08/2017	$13.0 ($12.8)
Μ/Τ Amoureux	1.0	04/2017	03/2018	$22.0 ($22.0)